Institutional Investor Trust

FILED VIA EDGAR

February 29, 2016

Securities and Exchange Commission
Filing Desk
450 5th Street NW
Washington, DC 20549

Re:	File #333-167495, 1933 Act re. Registration of Institutional Investor Trust File #811-22429, 1940 Act re. Registration of Institutional Investor Trust

Ladies and Gentlemen:

This letter certifies that the form of Prospectus and Statement of Additional Information for the Trust’s Sector Allocation Model Fund Series that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 8 under the 1933 Act. This letter also certifies that said amendment was filed with the Securities and Exchange Commission electronically via EDGAR on February 24, 2016.

Please contact me at the number shown below should you have any questions.

Sincerely,

/s/ Compliance Coordinator

Compliance Coordinator
compliance@ctrust.com

1400 Center Road, Venice, FL 34292

941-493-3600 (Local) • 941-496-4660 (Fax) • 800-338-9476 (Toll Free)